Leases - Schedule of Maturities for Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities for Operating Lease Liabilities [Abstract]
2024	$ 2,866
2025	2,758
2026	2,780
2027	2,028
2028	349
Total lease payments	10,781
Less: imputed interest	(692)
Total operating lease liabilities, net of interest	$ 10,089	$ 5,471